UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21726

360 Funds

(Exact name of registrant as specified in charter)

4300 Shawnee Mission Pkwy, Suite 100, Fairway, KS	66205
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company

Corporation Trust Center

1209 Orange St.

Wilmington, DE 19801

(Name and address of agent for service)

With Copies To:

John H. Lively

Practus, LLP

A member firm of The 1940 Act Law Group

11300 Tomahawk Creek Parkway, Suite 310

Leawood, KS 66211

Registrant's telephone number, including area code: 877.244.6235

Date of fiscal year end: 09/30/2018

Date of reporting period: 06/30/2018

Item 1.	Schedule of Investments (Unaudited)

The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

RVX EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2018 (Unaudited)

COMMON STOCK - 92.39%	Shares	Fair Value

Aerospace/Defense - 3.07%
Embraer SA - ADR	5,655	$140,809

Apparel - 2.11%
Stella International Holdings Ltd.	78,000	96,630

Banks - 11.85%
Bank of China Ltd.	218,000	108,083
Bank Rakyat Indonesia Persero Tbk PT	299,500	59,357
ICICI Bank Ltd. - ADR	11,039	88,643
Malayan Banking Bhd	40,500	90,256
National Bank of Greece SA (a)	316,313	97,158
Sberbank of Russia PJSC - ADR	6,901	99,064
		542,561
Beverages - 2.01%
Thai Beverage PCL	174,300	92,114

Electric - 7.04%
China Longyuan Power Group Corp. Ltd.	143,000	115,187
Enel Chile SA - ADR	20,182	98,488
Korea Electric Power Corp. - ADR	7,596	108,927
		322,602
Energy-Alternate Sources - 1.47%
China Everbright International Ltd.	52,000	67,204

Food - 4.63%
Dairy Farm International Holdings Ltd.	12,000	105,480
Indofood Sukses Makmur Tbk PT	230,000	106,734
		212,214
Home Furnishings - 1.86%
Midea Group Co. Ltd.	10,800	85,180

Insurance - 2.31%
Ping An Insurance Group Co. of China Ltd.	11,500	105,825

Internet - 2.30%
Alibaba Group Holding Ltd. - ADR (a)	567	105,195

Iron/Steel - 4.19%
POSCO - ADR	1,292	95,763
Vale SA - ADR	7,507	96,240
		192,003
Lodging - 2.57%
Sands China Ltd.	22,000	117,627

Machinery-Construction & Mining - 1.49%
Ferreycorp SAA	95,327	68,184

Media - 2.45%
Naspers Ltd. - ADR	2,242	112,369

RVX EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2018 (Unaudited)

COMMON STOCK - 92.39% (continued)	Shares	Fair Value

Oil & Gas - 11.31%
China Petroleum & Chemical Corp. - ADR	1,144	$102,777
CNOOC Ltd. - ADR	822	140,759
PetroChina Co Ltd. - ADR	1,511	115,244
Sasol Ltd. - ADR	3,025	110,533
YPF SA - ADR	3,598	48,861
		518,174
Oil & Gas Services - 4.79%
Anton Oilfield Services Group/Hong Kong (a)	434,000	62,506
Bumi Armada Bhd	224,700	40,060
China Oilfield Services Ltd.	62,000	58,555
Hilong Holding Ltd.	375,000	58,310
		219,431
Pharmaceuticals - 3.16%
Dr Reddy's Laboratories Ltd. - ADR	2,990	96,278
Ibnsina Pharma SAE (a)	72,520	48,320
		144,598
Real Estate - 3.22%
Amata Corp PCL	260,500	147,532

Retail - 3.44%
JUMBO SA	4,313	71,125
Matahari Department Store Tbk PT	140,700	86,403
		157,528
Semiconductors - 4.90%
Samsung Electronics Co Ltd. - ADR	111	116,154
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	2,960	108,218
		224,372
Software - 2.05%
NetEase Inc. - ADR	371	93,740

Telecommunications - 7.84%
America Movil SAB de CV - ADR	5,771	96,145
China Mobile Ltd. - ADR	2,158	95,794
KT Corp. - ADR	6,738	89,481
Telefonica Brasil SA - ADR	6,545	77,689
		359,109
Transportation - 2.33%
ZTO Express Cayman Inc. - ADR	5,345	106,900

TOTAL COMMON STOCK (Cost $4,580,975)		4,231,901

CLOSED-END FUNDS - 2.00%

VinaCapital Vietnam Opportunity Fund Ltd. (a)	21,349	91,869

TOTAL CLOSED-END FUNDS (Cost $96,217)		91,869

RVX EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2018 (Unaudited)

TOTAL INVESTMENTS (Cost $4,677,192) – 94.39%	$4,323,770

OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 5.61%	256,796

NET ASSETS - 100%	$4,580,566

(a) Non-income producing security.
ADR - American Depositary Receipt.

The accompanying notes are an integral part of these financial statements.

RVX Emerging Markets Equity Fund

NOTES TO THE SCHEDULE OF INVESTMENTS

June 30, 2018 (Unaudited)

The following is a summary of significant accounting policies consistently followed by the RVX Emerging Markets Equity Fund (the “Fund”). The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Processes and Structure

The Fund’s Board of Trustees has adopted guidelines for valuing securities and other derivative instruments including in circumstances in which market quotes are not readily available, and has delegated authority to the Adviser to apply those guidelines in determining fair value prices, subject to review by the Board of Trustees.

Hierarchy of Fair Value Inputs

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.
•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
•	Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements

A description of the valuation techniques applied to the Fund's major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stock and closed-end funds) – Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds, and the movement of certain indexes of securities based on a statistical analysis of the historical relationship and are categorized in Level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in Level 2.

Money market funds – Money market funds are valued at their net asset value of $1.00 per share and are categorized as Level 1.

RVX Emerging Markets Equity Fund

NOTES TO THE SCHEDULE OF INVESTMENTS

June 30, 2018 (Unaudited)

Derivative instruments – Listed derivatives, including options,that are actively traded are valued based on quoted prices from the exchange and categorized in Level 1 of the fair value hierarchy. Options held by the Fund for which no current quotations are readily available and which are not traded on the valuation date are valued at the mean price and are categorized within Level 2 of the fair value hierarchy. Over-the-counter (OTC) derivative contracts include forward, swap, and option contracts related to interest rates; foreign currencies; credit standing of reference entities; equity prices; or commodity prices, and warrants on exchange-traded securities. Depending on the product and terms of the transaction, the fair value of the OTC derivative products can be modeled taking into account the counterparties' creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments, and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. OTC derivative products valued using pricing models are categorized within Level 2 of the fair value hierarchy.

The following table summarizes the inputs used to value the Fund’s assets and liabilities measured at fair value as of June 30, 2018.

RVX Emerging Markets Equity Fund
Financial Instruments – Assets

Security Classification (1)	Level 1	Level 2	Level 3	Totals
Common Stock (2)	$4,231,901	$—	$—	$4,231,901
Closed-End Funds (2)	91,869	—	—	91,869
Total Assets	$4,323,770	$1,218,391	$—	$4,323,770

(1)       As of and during the period from May 2, 2018 (commencement of operations) through June 30, 2018, the Fund held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

(2)       All common stock and closed-end funds held in the Fund are Level 1 securities. For a detailed break-out of common stock by industry and closed-end funds by investment type, please refer to the Schedule of Investments.

There were no transfers into and out of any level during the period from May 2, 2018 (commencement of operations) through June 30, 2018. It is the Fund’s policy to recognize transfers between levels at the end of the reporting period.

Closed-End Funds – The Fund may invest in Closed-End Funds ("CEFs"). CEFs are registered investment companies and incur fees and expenses such as operating expenses, licensing fees, registration fees, trustees fees, and marketing expenses, and CEF shareholders, such as a Fund, pay their proportionate share of these expenses. Your cost of investing in a Fund will generally be higher than the cost of investing directly in CEFs. By investing in a Fund, you will indirectly bear fees and expenses charged by the underlying CEFs in which a Fund invests in addition to a Fund's direct fees and expenses. Also, with respect to dividends paid by the CEFs, it is possible for these dividends to exceed the underlying investments' taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. Distributions received from investments in securities that represent a return of capital or capital gains are recorded as a reduction of the cost of investments or as a realized gain, respectively.

RVX Emerging Markets Equity Fund

NOTES TO THE SCHEDULE OF INVESTMENTS

June 30, 2018 (Unaudited)

Emerging Markets and Frontier Markets – The Fund’s investments in emerging market countries and frontier market countries are subject to all of the risks of foreign investing generally, and have additional heightened risks due to a lack of established legal, political, business and social frameworks to support securities markets. These risks include less social, political and economic stability; smaller securities markets with low or nonexistent trading volume and greater illiquidity and price volatility; more restrictive national policies on foreign investment, including restrictions on investment in issuers or industries deemed sensitive to national interests; less transparent and established taxation policies; less developed regulatory or legal structures governing private and foreign investment; more pervasiveness of corruption and crime; less financial sophistication, creditworthiness and/or resources possessed by, and less government regulation of, the financial institutions and issuers with which the Fund transacts; less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in the U.S.; greater concentration in a few industries resulting in greater vulnerability to regional and global trade conditions; higher rates of inflation and more rapid and extreme fluctuations in inflation rates; greater sensitivity to interest rate changes; increased volatility in currency exchange rates and potential for currency devaluations and/or currency controls; greater debt burdens relative to the size of the economy; more delays in settling portfolio transactions and heightened risk of loss from share registration and custody practices; and less assurance that recent favorable economic developments will not be slowed or reversed by unanticipated economic, political or social events in such countries. Because of these risk factors, the Fund’s investments in developing market countries are subject to greater price volatility and illiquidity than investments in developed markets. Governments of emerging market and frontier market countries may own or control parts of the private sector. Accordingly, government actions could have a significant impact on economic conditions. Certain emerging market and frontier market countries require governmental approval prior to investments by foreign persons, limit the amount of investment by foreign persons in a particular sector and/or company, limit the investment by foreign persons to a specific class of securities of an issuer that may have less advantageous rights than a domestically available class, require foreign investors to maintain a trading account with only one licensed securities company in the relevant market and/or impose additional taxes on foreign investors. These may contribute to the illiquidity of the relevant securities market, as well as create inflexibility and uncertainty as to the trading environment. Frontier market countries generally have smaller economies or less developed capital markets than traditional emerging markets and, as a result, the risks of investing in emerging market countries are magnified in frontier market countries. The economies of frontier market countries are less correlated to global economic cycles than those of their more developed counterparts and their markets have low trading volumes and the potential for extreme price volatility and illiquidity.

TAX MATTERS

For U.S. Federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation, and net unrealized appreciation/(depreciation) of investments at June 30,2018 were as follows:

Cost	Gross Appreciation	Gross Depreciation	Net Depreciation
$ 4,677,192	$ 43,224	$ (396,646)	$ (353,422)

Item 2.	Controls and Procedures.

(a)	The Registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "Act")) as conducted within 90 days of the filing of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)	There were no changes to the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a)	A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b)	A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) 360 Funds

By:	/s/ Randy Linscott
Name:	Randy Linscott
Title:	Principal Executive Officer
Date:	August 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Randy Linscott
Name:	Randy Linscott
Title:	Principal Executive Officer
Date:	August 29, 2018

By:	/s/ Justin Thompson
Name:	Justin Thompson
Title:	Principal Financial Officer
Date:	August 29, 2018